COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Percentage Of Total Net Consolidated License and Maintenance Revenue	3.50%
Percentage Of Net Consolidated Consulting Services Revenue	0.35%
Royalty Expense	$ 618	$ 514	$ 574
Contingent Liability Royalties	7,576
Operating Leases Minimum Payments Upon Cancellation Of Lease Agreements	149
Maximum [Member]
Commitments And Contingencies [Line Items]
Percentage Of Royalties To Be Paid Against Grants Received	150.00%
Minimum [Member]
Commitments And Contingencies [Line Items]
Percentage Of Royalties To Be Paid Against Grants Received	100.00%
Lease Commitment [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense	3,782	3,370	3,051
Property Lease Guarantee [Member]
Commitments And Contingencies [Line Items]
Property Lease Guarantee Provided	1,161
Deposits	484
Lease Expiration Date	Dec. 31, 2015
Performance Guarantee [Member]
Commitments And Contingencies [Line Items]
Amount Of Bank Guarantee Provided	$ 182